Segments - Additional Information (Detail) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting Disclosure Of Entitys Reportable Segments [Abstract]
Number of reportable segments	1	1